Related Party Transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and short-term benefits	$ 1,237	$ 3,295	$ 320
Share-based compensation	2,414	23,715	4,173
Key management personnel compensation	$ 3,651	$ 27,010	$ 4,493